Prepayments and Other Receivables	6 Months Ended
Jun. 30, 2024
Prepayments and Other Receivables.
Prepayments and Other Receivables

7. Prepayments and Other Receivables

	June 30,	December 31,
	2024	2023
	€1,000	€1,000
Prepayments	1,067	793
Other Receivables	4,049	745
	5,116	1,538

At June 30, 2024 and December 31, 2023 prepayments consisted principally of payments made by the Company for services not yet provided by vendors. At June 30, 2024 and December 31, 2023 other receivables consisted principally of amounts receivable from research collaboration partners and deposits.